Organization and Nature of the Business - Narrative (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Retained Earnings (Accumulated Deficit)		$ (60,585)	$ (100,246)	$ (34,031)
Expected proceeds from issuance of debt		$ 35,000
Proceeds from Issuance of Preferred Stock, Preference Stock and Warrants	$ 4,400
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Preferred Stock, Preference Stock and Warrants	$ 4,400